Note 10 - Income Per Common Share	6 Months Ended
Apr. 30, 2022
Statement Line Items [Line Items]
Disclosure of earnings per share [text block]
10.	Income per common share:

(thousands of Canadian dollars)
	for the three months ended		for the six months ended
	April 30	April 30	April 30	April 30
	2022	2021	2022	2021

Net income	$4,943	$5,744	$10,509	$11,034
Less: dividends on preferred shares	(247)	(542)	(494)	(1,084)
	4,696	5,202	10,015	9,950

Weighted average number of
common shares outstanding	27,441,082	21,123,559	27,441,082	21,123,559

Income per common share:	$0.17	$0.25	$0.36	$0.47

Common shares associated with the Series 1 NVCC preferred shares are contingently issuable shares and would only have a dilutive impact upon issuance.